EQUITY - Summary of status of nonvested share (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Nonvested Shares
Nonvested shares at January 1	61,800	132,166	177,200
Granted	203,200	153,000	132,166
Vested	(61,800)	(223,366)	(177,200)
Forfeited	(7,000)
Nonvested shares, at December 31	196,200	61,800	132,166
Weighted-Average Grant-Date
Nonvested at January 1	$ 5.53	$ 8.34	$ 8.46
Granted	$ 8.56	$ 5.96	$ 8.34
Vested	$ 5.53	$ 7.44	$ 8.46
Forfeited	$ 8.56
Nonvested at December 31	$ 8.56	$ 5.53	$ 8.34